Leases - Minimum Future Income (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future Minimum Contractual Lease Income (Net of Commissions)

Amount
2018	86,635
2019	40,777
2020	35,248
2021	35,152
2022	35,152
Thereafter	103,577
Total minimum lease revenue, net of commissions	$336,541